New Accounting Pronouncements	12 Months Ended
Mar. 31, 2015
Accounting Changes And Error Corrections [Abstract]
Accounting Changes And Error Corrections [Text Block]
3.	New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2014-09, “Revenue from Contracts with Customers,” which supersedes the revenue recognition requirements in Topic 605, “Revenue Recognition” and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments in ASU 2014-09 are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period, with early application not permitted. The Company is currently evaluating the effects, if any, that the adoption of this guidance will have on the Company’s financial position, results of operations and cash flows.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements – Going Concern. The amendments in this ASU provides guidance about managements responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as going concern and to provide related disclosures. In accordance with this guidance, in connection with preparing financial statements, an entity’s management should evaluate whether there are conditions or events considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date the financial statements are issued.

In February 2015, the FASB issued ASU 2015-02, “Consolidation (Topic 810) - Amendments to the Consolidation Analysis”, which provides guidance for reporting entities that are required to evaluate whether they should consolidate certain legal entities. In accordance with ASU 2015-02, all legal entities are subject to reevaluation under the revised consolidation model. ASU 2015-02 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2015-02 on its consolidated financial statements.